Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Revisions to Prior Period
Year Ended December 31, 2021

Oil Sands Segment	Previously Reported	Revisions	Segment Aggregation	Revised
Purchased Product	3,188	(784)	—	2,404
Transportation and Blending	7,841	784	—	8,625
	11,029	—	—	11,029

Canadian Manufacturing	Previously Reported	Revisions	Segment Aggregation	Revised
Gross Sales	4,472	—	1,743	6,215
Purchased Product	3,552	—	1,604	5,156
Operating	388	—	98	486
Depreciation, Depletion and Amortization	167	—	59	226
	365	—	(18)	347

Retail	Previously Reported	Revisions	Segment Aggregation	Revised
Gross Sales	2,158	—	(2,158)	—
Purchased Product	2,019	—	(2,019)	—
Operating	98	—	(98)	—
Depreciation, Depletion and Amortization	59	—	(59)	—
	(18)	—	18	—

Corporate and Eliminations Segment	Previously Reported	Revisions	Segment Aggregation	Revised
Gross Sales	(5,706)	—	415	(5,291)
Purchased Product	(4,888)	629	415	(3,844)
Transportation and Blending	(47)	(629)	—	(676)
	(771)	—	—	(771)

Consolidated	Previously Reported	Revision	Segment Aggregation	Revised
Purchased Product	23,481	(155)	—	23,326
Transportation and Blending	7,883	155	—	8,038
	31,364	—	—	31,364